UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-4627

Name of Registrant:	Vanguard Convertible Securities Fund

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2006

Item 1:	Schedule of Investments

Vanguard Convertible Securities Fund
Schedule of Investments
February 28, 2006

	Face Amount ($000)	Market Value ($000)

Convertible Bonds (89.2%)

Consumer Discretionary (10.1%)
Caesars Entertainment, Inc.
4.150%, 4/15/2024	5,220	6,640
Citadel Broadcasting Co.
1.875%, 2/15/2011	205	169
Lamar Advertising Co.
2.875%, 12/31/2010	6,410	7,267
Liberty Media Corp.
0.750%, 3/30/2008	795	851
Pantry Inc.
1 3.000%, 11/15/2012	1,790	2,499
Pier 1 Imports Inc.
1 6.375%, 2/15/2036	3,085	3,181
Quantum Corp.
4.375%, 8/1/2010	1,375	1,399
SafeNet, Inc.
1 2.500%, 12/15/2010	1,420	1,264
Scientific Games
1 0.750%, 12/1/2024	11,090	12,864
Shuffle Master, Inc.
1 1.250%, 4/15/2009	7,300	7,829
1.250%, 4/15/2024	340	365
The Interpublic Group of Companies, Inc.
4.500%, 3/15/2023	6,865	7,466
The Walt Disney Co.
2.125%, 4/15/2008	4,460	4,806
United Auto Group, Inc.
1 3.500%, 4/1/2026	3,320	3,611

		60,211

Consumer Staples (1.2%)
Vector Group Ltd.
6.250%, 7/15/2008	2,740	2,740
Wild Oats Markets, Inc.
3.250%, 5/15/2034	3,890	4,546

		7,286

Energy (3.8%)
Cooper Cameron Corp.
1.500%, 5/15/2009	4,495	5,821
Hanover Compressor Co.
4.750%, 1/15/2014	6,600	8,011
McMoRan Exploration Co.
5.250%, 10/6/2011	405	483
1 5.250%, 10/6/2011	4,920	5,873
Seacor Holdings Inc.
2.875%, 12/15/2024	2,125	2,446

		22,634

Financials (5.6%)
American Express Credit Corp.
1.850%, 12/1/2033	7,390	8,037
Conseco Inc.
1 3.500%, 9/30/2035	8,325	9,282
Leucadia National Corp.
3.750%, 4/15/2014	3,980	5,179
Meristar Hospitality Corp.
9.500%, 4/1/2010	6,320	6,573
Vornado Realty L.P.
3.875%, 4/15/2025	3,980	4,274

		33,345

Health Care (30.8%)
Alexion Pharmaceuticals, Inc.
1.375%, 2/1/2012	1,645	2,173
Amgen Inc.
1 0.125%, 2/1/2011	10,255	10,652
Amylin Pharmaceuticals, Inc.
2.500%, 4/15/2011	1,645	2,247
AtheroGenics, Inc.
1.500%, 2/1/2012	5,225	4,461
CV Therapeutics
3.250%, 8/16/2013	6,145	7,443
Cephalon Inc.
0.000%, 6/15/2033	7,650	10,586
Cytyc Corp.
2.250%, 3/15/2024	1,890	2,110
Emdeon Corp.
3.125%, 9/1/2025	7,065	6,562
First Horizon Pharmaceutical Corp.
1.750%, 3/8/2024	9,790	10,047
Fisher Scientific International Inc.
^ 3.250%, 3/1/2011	20,775	22,307
Genzyme Corp.
1.250%, 12/1/2008	14,030	15,661
Invitrogen Corp.
2.000%, 8/1/2023	2,000	2,290
MGI Pharma Inc.
1.682%, 3/2/2011	5,545	3,507
1 1.682%, 3/2/2011	2,510	1,588
Manor Care, Inc.
1 2.125%, 8/1/2035	13,995	14,572
2.125%, 8/1/2035	165	172
Medarex Inc.
1 2.250%, 5/15/2011	7,640	9,197
2.250%, 5/15/2011	1,465	1,763
Medicis Pharmaceutical Corp.
1.500%, 6/4/2033	1,470	1,397
Omnicare, Inc.
3.250%, 12/15/2035	9,425	9,720
Protein Design Laboratories, Inc.
1 2.000%, 2/15/2012	3,920	5,566
Sepracor Inc.
1 0.000%, 10/15/2009	5,070	5,127
0.000%, 10/15/2024	2,420	2,447
Teva Pharmaceutical Financial
1.750%, 2/1/2026	18,595	18,758
Wyeth
4.238%, 7/15/2006	12,650	13,587

		183,940

Industrials (8.7%)
AMR Corp.
4.500%, 2/15/2024	8,590	11,328
C&D Technologies Inc.
1 5.250%, 11/1/2025	3,965	4,758
Continental Airlines, Inc.
^ 4.500%, 2/1/2007	4,655	4,539
DRS Technologies Inc.
1 2.000%, 2/1/2026	8,390	8,673
FTI Consulting
^1 3.750%, 7/15/2012	3,215	3,665
L-3 Communications Corp.
3.000%, 8/1/2035	9,170	9,411
LSI Logic
4.000%, 5/15/2010	9,400	9,682

		52,056

Information Technology (25.8%)
Andrew Corp.
3.250%, 8/15/2013	12,415	14,060
Avnet Inc.
2.000%, 3/15/2034	6,945	6,823
Cadence Design
0.000%, 8/15/2023	8,150	9,637
Commscope Inc.
1.000%, 3/15/2024	8,645	10,255
Credence Systems Corp.
^ 1.500%, 5/15/2008	4,660	4,567
Cypress Semiconductor Corp.
1.250%, 6/15/2008	3,650	4,718
Digital River
1.250%, 1/1/2024	7,215	7,738
Electronic Data Systems
3.875%, 7/15/2023	12,425	12,875
Euronet Worldwide, Inc.
1.625%, 12/15/2024	1,860	2,181
3.500%, 10/15/2025	5,650	6,314
Finisar Corp.
2.500%, 10/15/2010	6,015	6,075
Flextronics International Ltd.
1.000%, 8/1/2010	7,125	6,680
Hutchinson Technology Inc.
2.250%, 3/15/2010	5,945	6,213
3.250%, 1/15/2026	3,855	3,773
Intel Corp.
1 2.950%, 12/15/2035	5,810	5,135
Kulicke & Soffa Industries, Inc.
0.500%, 11/30/2008	8,545	7,605
1.000%, 6/30/2010	855	875
Lucent Technologies, Inc.
2.750%, 6/15/2023	4,740	4,841
Openwave Systems Inc.
2.750%, 9/9/2008	3,825	4,676
RF Micro. Devices Inc.
1.500%, 7/1/2010	15,915	16,671
Red Hat, Inc.
0.500%, 1/15/2024	5,325	6,244
Sybase Inc.
1 1.750%, 2/22/2010	630	636
1.750%, 2/22/2025	4,960	5,010

		153,602

Materials (0.6%)
Apex Silver Mines Ltd.
4.000%, 9/15/2024	3,610	3,831

Telecommunication Services (1.2%)
Qwest Communications International, Inc.
3.500%, 11/15/2025	5,625	7,066

Utilities (1.4%)
CMS Energy Corp.
2.875%, 12/1/2024	7,535	8,562

Total Convertible Bonds
(Cost $499,581)		532,533

	Shares

Convertible Preferred Stocks (9.2%)

Consumer Discretionary (0.4%)
Ford Motor Co. Capital Trust II
6.50% Cvt. Pfd.	86,300	2,600

Energy (4.0%)
Chesapeake Energy Corp.
4.50% Cvt. Pfd.	26,000	2,363
^1 5.00% Cvt. Pfd.	147,400	14,943
Goodrich Petroleum Corp.
*1 5.375% Cvt. Pfd.	126,400	6,355

		23,661

Financial Services (1.6%)
Travelers Property Casualty Corp.
4.50% Cvt. Pfd.	375,525	9,272

Financials (1.3%)
Aspen Insurance Holdings, Ltd.
* 5.625% Cvt. Pfd.	132,400	6,620
Conseco Inc.
5.50% Cvt. Pfd.	46,500	1,383

		8,003

Information Technology (0.3%)
Lucent Technologies Capital Trust I
7.75% Cvt. Pfd.	1,873	1,761

Materials (1.2%)
Celanese Corp. Series A
4.25% Cvt. Pfd.	227,900	6,922

Utilities (0.4%)
NRG Energy, Inc.
4.00% Cvt. Pfd.	710	860
5.750% Cvt. Pfd.	5,400	1,258

	6,110	2,118

Total Convertible Preferred Stocks
(Cost $53,163)		54,337

Temporary Cash Investments (6.3%)

2 Vanguard Market Liquidity Fund, 4.511%
(Cost $37,762)	37,761,712	37,762

Total Investments (104.7%)
(Cost $590,506)		624,632

Other Assets and Liabilities—Net (-4.7%)		(27,877)

Net Assets (100%)		596,755

^	Part of security position is on loan to broker/dealers.
*	New issue that has not paid a dividend as of February 28, 2006.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2006, the aggregate value of these securities was $137,270,000, representing 23.0% of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2006, the cost of investment securities for tax purposes was $590,506,000. Net unrealized appreciation of investment securities for tax purposes was $34,126,000, consisting of unrealized gains of $40,945,000 on securities that had risen in value since their purchase and $6,819,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2006

VANGUARD CONVERTIBLE SECURITIES FUND

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.